FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non current borrowings	$ 1,844	$ 1,373
Current borrowings	48	706
Borrowing	1,892	2,079	$ 1,448	$ 1,613
Financial Borrowings [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings	45	32
Current borrowings	33	122
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Non current borrowings	1,799	1,341
Current borrowings	$ 15	$ 584